Other Long-Term Assets	12 Months Ended
Dec. 31, 2015
Other Long-Term Assets
Other Long-Term Assets

13. Other Long-Term Assets

	As of December 31,
	2014	2015
	RMB	RMB
Deposit for land use rights (Note a)	—	1,873,553
Prepayment for investments (Note b)	40,503	57,000
Others	—	5,754

Total	40,503	1,936,307

Note

a: The Company signed contracts with local government to purchase land use rights located in Ezhou City, Jianyang City, Zhaoqing City and Guangzhou City of PRC. According to the agreements, the Company needs to pay certain amount of deposits before the completion of purchase process. As of December 31, 2015, the purchase process was not completed.

Note

b: The Company signed contracts to acquire certain investments from the investees' existing shareholders. According to the agreements, the Company needs to prepay deposits before the completion of the legal closing process of the acquisitions. The acquisition process for these investments was not completed by the year ended until January 2016.